Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Opening net book value	$ 899	$ 788
Additions	733	800
Foreign exchange	4	(17)
Depreciation	(727)	(672)
Closing net book value	909	899
Cost	3,125	2,377
Accumulated depreciation	(2,216)	(1,478)
Net book value	909	899
Leasehold improvements
Property and equipment
Opening net book value	212	286
Foreign exchange	3	(15)
Depreciation	(57)	(59)
Closing net book value	158	212
Cost	542	542
Accumulated depreciation	(384)	(330)
Net book value	158	212
Equipment under lease
Property and equipment
Opening net book value	687	502
Additions	733	800
Foreign exchange	1	(2)
Depreciation	(670)	(613)
Closing net book value	751	687
Cost	2,583	1,835
Accumulated depreciation	(1,832)	(1,148)
Net book value	$ 751	$ 687